Capital Stock and Changes in Capital Accounts	6 Months Ended
Jun. 30, 2021
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

7.Capital Stock and Changes in Capital Accounts

a)Preferred stock: As at June 30, 2021 and December 31, 2020, the Company’s authorized preferred stock consists of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share, of which 1,000,000 are designated as Series A Participating Preferred Shares, 5,000,000 are designated as Series B Preferred Shares, 10,675 are designated as Series C Preferred Shares and 400 are designated as Series D Preferred Shares. As at June 30, 2021 and December 31, 2020, the Company had zero Series A Participating Preferred Shares issued and outstanding.
b)Series B Preferred Stock: As at June 30, 2021 and December 31, 2020, the Company had 2,600,000 Series B Preferred Shares issued and outstanding with par value $0.01 per share, at $25.00 per share and with liquidation preference at $25.00 per share Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights. Also, holders of series B preferred shares, rank prior to the holders of common shares with respect to dividends, distributions and payments upon liquidation and are subordinated to all of the existing and future indebtedness.

Dividends on the Series B preferred shares are cumulative from the date of original issue and are payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.875% per annum, or $2.21875 per share per annum. For the six months ended June 30, 2021 and 2020, dividends on Series B preferred shares amounted to $2,884 for each period. Since February 14, 2019, the Company may redeem, in whole or in part, the series B preferred shares at a redemption price of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared.

c)Series C Preferred Stock: As at June 30, 2021 and December 31, 2020, the Company had 10,675 Series C Preferred Shares issued and outstanding with par value $0.01 per share, owned by an affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou. The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. The Series C Preferred Stock has no dividend or liquidation rights.
d)Series D Preferred Stock: On June 22, 2021, the Company issued 400 shares of newly-designated Series D Preferred Stock, par value $0.01 per share, to an affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou, for an aggregate purchase price of $360, or 264 net of expenses. The Series D Preferred Stock is not redeemable and has no dividend or liquidation rights. The Series D Preferred Stock will vote with the common shares of the Company, and each share of the Series D Preferred Stock shall entitle the holder thereof to up to 100,000 votes, on all matters submitted to a vote of the stockholders of the Company, subject to a maximum number of votes eligible to be cast by such holder derived from the Series D Preferred Shares and any other voting security of the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company. The Series D Preferred Stock is transferable only to the holder’s immediate family members and to affiliated persons or entities. The issuance of shares of Series D Preferred Stock to Tuscany Shipping Corp. was approved by an independent committee of the Board of Directors of the Company.
e)Repurchase of common shares: In February 2021, the Company repurchased in a tender offer 6,000,000 million shares at the price of $2.50 per share, for an aggregate cost of $15,136, including expenses.
f)Incentive plan: On February 18, 2021 and February 24, 2021, the Company’s Board of Directors approved the award of 260,000 and 2,400,000 shares of restricted common stock, respectively to executive management and non-executive directors, for a fair value of $798 and $6,816, respectively, to vest over a period of 3 years. Additionally, on February 24, 2021, the Company’s Board of Directors approved the award of 5,600,000 shares of restricted common stock to executive management and non-executive directors, for a fair value of $15,904, to vest over a period of 5 years. As at June 30, 2021, 16,664,759 shares remained reserved for issuance according to the Company’s incentive plan.

Restricted stock for the six months ended June 30, 2021 and 2020 is analyzed as follows:

		Weighted Average Grant
	Number of Shares	Date Price
Outstanding at December 31, 2019	3,833,233	$3.86
Granted	2,200,000	2.72
Vested	(2,310,502)	3.44
Outstanding at June 30, 2020	3,722,731	$3.22

Outstanding at December 31, 2020	2,423,012	$2.95
Granted	8,260,000	2.85
Vested	(1,168,363)	3.20
Outstanding at June 30, 2021	9,514,649	$2.83

The fair value of the restricted shares has been determined with reference to the closing price of the Company’s stock on the previous date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods. For the six months ended June 30, 2021 and 2020, compensation cost amounted to $3,399, and $5,503, respectively, and is included in “General and administrative expenses” presented in the accompanying consolidated statements of operations.

At June 30, 2021 and December 31, 2020, the total unrecognized cost relating to restricted share awards was $24,097 and $3,978, respectively. At June 30, 2021, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 2.15 years.